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              UNITED STATES                            OMB APPROVAL
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   SECURITIES AND EXCHANGE COMMISSION          OMB Number:       3235-0456
         Washington, D.C. 20549                Expires:          August 31, 2000
                                               Estimated average burden
               FORM 24F-2                      hours per response . . . . .1
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                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.
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   1.        Name and address of issuer:
                                                            JACOB INTERNET FUND
                                                            1675 BROADWAY
                                                            NEW YORK, NY 10019
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   2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X
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   3.        Investment Company Act File Number:
                                                            811-09447

             Securities Act File Number:
                                                            333-82865
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 4(a).       Last day of fiscal year for which this Form is filed:
                                                            31-Aug-00
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 4(b).       Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year).  (See
             Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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 4(c).       Check box if this is the last time the issuer will be filing this
             Form.
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 5.          Calculation of registration fee:

         (i)    Aggregate sale price of securities sold during the
                fiscal year pursuant to section 24(f):      $ 359,641,309
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         (ii)   Aggregate price of securities redeemed or
                repurchased during the fiscal year:         $ 121,879,495
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         (iii) Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable

                to the Commission:                          $
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         (iv)   Total available redemption credits [add Items 5(ii) and 5(iii)]:

                                                            $ 121,879,495
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         (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
                [subtract Item 5(iv) from Item 5(i)]:       $ 237,761,814
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         (vi)   Redemption credits available for use in future years
                - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
                Item 5(i)]:
                                                            $ (             0 )
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         (vii)  Multiplier for determining registration fee (See
             Instruction C.9):                              X 0.0264%
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         (viiRegistration fee due [multiply Item 5(v) by Item
             5(vii)]  (enter "0" if no fee is due):         = $62,769.12
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   6.    Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted N/A . here : If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here : N/A .
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   7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                            +$
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   8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                            =$ 62,769.12
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   9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

             Method of Delivery:

              X
             ---       Wire Transfer (CIK# 0001090372)

             ---       Mail or other means
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                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*   /s/ Ryan I Jacob
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                                    President - Ryan I Jacob
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         Date    11/22/00
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  * Please print the name and title of the signing officer below the signature.